AMG GW&K Core Bond ESG Fund
Schedule of Portfolio Investments (unaudited)
January 31, 2025
	Principal Amount	Value
Corporate Bonds and Notes - 43.2%
Basic Materials - 1.1%
Air Products and Chemicals, Inc.
4.800%, 03/03/33	$780,000	$766,296
Steel Dynamics, Inc.
5.375%, 08/15/34[1]	460,000	456,346

Total Basic Materials		1,222,642
Communications - 2.5%
AT&T, Inc.
1.650%, 02/01/28	331,000	302,662
4.300%, 02/15/30	700,000	679,489
Comcast Corp.
4.650%, 02/15/33	915,000	882,064
Verizon Communications, Inc.
3.875%, 02/08/29[1]	1,053,000	1,016,996

Total Communications		2,881,211
Consumer, Cyclical - 3.2%
Hasbro, Inc.
3.900%, 11/19/29	980,000	923,866
Hyatt Hotels Corp.
5.250%, 06/30/29	610,000	612,489
Mattel, Inc.
3.750%, 04/01/29[2]	975,000	917,291
PulteGroup, Inc.
6.375%, 05/15/33	573,000	603,341
United Airlines, Inc. Pass-Through Trust
Series 2024-1, AA, 5.450%, 02/15/37	585,000	580,886

Total Consumer, Cyclical		3,637,873
Consumer, Non-cyclical - 9.4%
Amgen, Inc.
5.600%, 03/02/43	576,000	564,729
Ashtead Capital, Inc.
1.500%, 08/12/26[2]	986,000	935,156
CommonSpirit Health
3.347%, 10/01/29	1,737,000	1,619,374
CVS Health Corp.
5.400%, 06/01/29	1,125,000	1,132,675
The Ford Foundation
Series 2020, 2.415%, 06/01/50	2,207,000	1,296,772
HCA, Inc.
4.125%, 06/15/29	950,000	911,008
Kraft Heinz Foods Co.
3.875%, 05/15/27	468,000	459,693
Smith & Nephew PLC (United Kingdom)
2.032%, 10/14/30	1,010,000	853,537
Sysco Corp.
2.400%, 02/15/30	1,759,000	1,560,181
	Principal Amount	Value

The Campbell's Company
2.375%, 04/24/30	$1,578,000	$1,386,860

Total Consumer, Non-cyclical		10,719,985
Financials - 16.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
6.450%, 04/15/27	1,098,000	1,132,079
Air Lease Corp., MTN
5.200%, 07/15/31	315,000	312,825
Aircastle, Ltd./Aircastle Ireland DAC (Bermuda)
5.750%, 10/01/31[2]	1,025,000	1,033,368
Ally Financial, Inc.
(5.543% to 01/17/30 then SOFR Index+ 1.730%), 5.543%, 01/17/31[3,4]	565,000	562,499
American Homes 4 Rent LP
3.625%, 04/15/32	685,000	614,830
American Tower Corp.
3.600%, 01/15/28	855,000	825,930
Bank of America Corp.
MTN, (4.330% to 03/15/49 then 3 month SOFR + 1.782%), 4.330%, 03/15/50[3,4]	1,300,000	1,072,502
The Bank of New York Mellon Corp.
Series H, (3.700% to 03/20/26 then U.S. Treasury Yield Curve CMT 5 year + 3.352%), 3.700%, 03/20/26[3,4,5]	985,000	960,358
The Charles Schwab Corp.
Series G, (5.375% to 06/01/25 then U.S. Treasury Yield Curve CMT 5 year + 4.971%), 5.375%, 06/01/25[3,4,5]	1,190,000	1,184,966
Citigroup, Inc.
(3.980% to 03/20/29 then 3 month SOFR + 1.600%), 3.980%, 03/20/30[3,4]	1,502,000	1,439,490
Crown Castle, Inc.
4.000%, 03/01/27	775,000	763,203
Discover Financial Services
(7.964% to 11/02/33 then SOFR Index + 3.370%), 7.964%, 11/02/34[3,4]	510,000	583,694
Equinix, Inc.
3.200%, 11/18/29	663,000	611,686
Huntington Bancshares, Inc.
(5.709% to 02/02/34 then SOFR Index + 1.870%), 5.709%, 02/02/35[3,4]	576,000	576,462
JPMorgan Chase & Co.
(6.254% to 10/23/33 then SOFR + 1.810%), 6.254%, 10/23/34[3,4]	528,000	559,469
MetLife, Inc.
Series G, (3.850% to 09/15/25 then U.S. Treasury Yield Curve CMT 5 year + 3.576%), 3.850%, 09/15/25[1,3,4,5]	959,000	949,858
Morgan Stanley
(4.431% to 01/23/29 then 3 month SOFR + 1.890%), 4.431%, 01/23/30[3,4]	1,374,000	1,344,097

AMG GW&K Core Bond ESG Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
Financials - 16.5% (continued)
The PNC Financial Services Group, Inc.
(5.068% to 01/24/33 then SOFR + 1.933%), 5.068%, 01/24/34[3,4]	$1,226,000	$1,199,648
Truist Financial Corp., MTN
(4.873% to 01/26/28 then SOFR + 1.435%), 4.873%, 01/26/29[3,4]	610,000	608,764
US Bancorp
(5.775% to 06/12/28 then SOFR + 2.020%), 5.775%, 06/12/29[3,4]	615,000	630,864
Wells Fargo & Co.
MTN, (5.013% to 04/04/50 then 3 month SOFR + 4.502%), 5.013%, 04/04/51[3,4]	1,261,000	1,131,855
(7.625% to 09/15/28 then U.S. Treasury Yield Curve CMT 5 year + 3.606%), 7.625%, 09/15/28[1,3,4,5]	576,000	612,717

Total Financials		18,711,164
Industrials - 4.0%
Jacobs Engineering Group, Inc.
5.900%, 03/01/33	1,141,000	1,163,068
L3Harris Technologies, Inc.
5.050%, 06/01/29[1]	1,233,000	1,239,767
Packaging Corp. of America
5.700%, 12/01/33	640,000	652,427
Parker-Hannifin Corp.
3.250%, 06/14/29	1,573,000	1,476,307

Total Industrials		4,531,569
Technology - 4.3%
Broadcom, Inc.
4.150%, 11/15/30[1]	1,347,000	1,288,436
Dell International LLC/EMC Corp.
6.200%, 07/15/30	1,112,000	1,167,496
Kyndryl Holdings, Inc.
3.150%, 10/15/31	691,000	603,467
Microsoft Corp.
2.525%, 06/01/50	1,890,000	1,159,244
Roper Technologies, Inc.
4.750%, 02/15/32	612,000	597,413

Total Technology		4,816,056
Utilities - 2.2%
Duke Energy Corp.
2.550%, 06/15/31	1,392,000	1,197,121
National Rural Utilities Cooperative Finance Corp.
1.350%, 03/15/31	1,649,000	1,326,762

Total Utilities		2,523,883

Total Corporate Bonds and Notes (Cost $52,745,363)		49,044,383
	Principal Amount	Value

Asset-Backed Securities - 3.9%
American Express Credit Account Master Trust Series 2022-4, Class A 4.950%, 10/15/27	$630,000	$631,931
Compass Datacenters Issuer II LLC Series 2024-1A, Class A1 5.250%, 02/25/49[2]	950,000	945,885
Ford Credit Auto Owner Trust
Series 2022-B, Class A4 3.930%, 08/15/27	697,000	693,194
Series 2024-D, Class A3 4.610%, 08/15/29	592,000	593,049

John Deere Owner Trust Series 2022-A, Class A4 2.490%, 01/16/29	650,000	641,297
Santander Drive Auto Receivables Trust
Series 2020-4, Class D 1.480%, 01/15/27	18,129	18,104
Series 2022-7, Class B 5.950%, 01/17/28	625,000	628,303

Toyota Auto Receivables Owner Trust Series 2021-B, Class A4 0.530%, 10/15/26	239,365	236,302

Total Asset-Backed Securities (Cost $4,383,296)		4,388,065
Mortgage-Backed Securities - 2.9%		3,294,145
Chase Home Lending Mortgage Trust Series Series 2024-1, Class A6 6.500%, 01/25/55[2,4]	342,587	347,479
DATA Mortgage Trust Series 2023-CNTR, Class A 5.728%, 08/12/43[2,4]	600,000	608,246
FREMF Mortgage Trust Series 2016-K53, Class B 4.024%, 03/25/49[2,4]	700,000	691,540
GS Mortgage-Backed Securities Corp. Trust
Series 2021-PJ4, Class A6 2.500%, 09/25/51[2,4]	790,390	723,583
Series 2021-PJ9, Class A8 2.500%, 02/26/52[2,4]	467,117	408,281

JP Morgan Mortgage Trust Series 2021-7, Class A6 2.500%, 11/25/51[2,4]	560,861	515,016

Total Mortgage-Backed Securities (Cost $3,291,078)		3,294,145
Municipal Bonds - 3.4%
California Health Facilities Financing Authority 4.190%, 06/01/37	775,000	701,807
California State General Obligation, School Improvements, Build America Bonds 7.550%, 04/01/39	1,460,000	1,713,583

AMG GW&K Core Bond ESG Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value

Municipal Bonds - 3.4% (continued)
JobsOhio Beverage System, Series B Build America Bonds, 4.532%, 01/01/35	$1,505,000	$1,460,779

Total Municipal Bonds (Cost $4,467,393)		3,876,169
U.S. Government and Agency Obligations - 45.1%		51,278,488
Fannie Mae - 21.4%,
FNMA
2.000%, 02/01/36	607,636	542,671
3.000%, 06/01/38 to 12/01/50	1,142,831	1,048,492
3.500%, 03/01/30 to 07/01/50	6,301,355	5,770,878
4.000%, 03/01/44 to 01/01/51	6,615,750	6,158,465
4.500%, 04/01/39 to 08/01/52	6,729,564	6,513,285
5.000%, 07/01/47 to 02/01/49	1,562,271	1,547,153
5.500%, 07/01/53	1,694,482	1,677,514
6.500%, 02/01/54	1,024,137	1,066,344

Total Fannie Mae		24,324,802
Freddie Mac - 12.3%,
FHLMC
2.500%, 10/01/34	1,983,681	1,825,503
3.000%, 03/01/50	819,713	711,429
3.500%, 10/01/45	3,036,189	2,749,378
4.000%, 07/01/48 to 09/01/50	1,862,594	1,724,770
5.000%, 07/01/44	923,131	918,030
5.500%, 06/01/53	2,242,636	2,234,106
FHLMC Gold Pool
3.500%, 07/01/32 to 05/01/44	894,438	845,633
Freddie Mac REMICS
Series 5106, Class KA 2.000%, 03/25/41	1,235,409	1,145,708
Series 5297, Class DA 5.000%, 12/25/52	567,174	556,153
Freddie Mac STACR REMIC Trust
Series 2022-DNA1, Class M1A (1 Month SOFR + 1.000%), 5.351%, 01/25/42[2,4]	814,328	814,330
Series 2024-DNA1, Class M1 (1 Month SOFR + 1.350%), 5.701%, 02/25/44[2,4]	506,798	507,886

Total Freddie Mac		14,032,926
	Principal Amount	Value

Ginnie Mae - 0.5%,
GNMA
Series 2023-111, Class FD (1 Month SOFR + 1.000%, Cap 7.000%, Floor 1.000%), 5.373%, 08/20/53[4]	$573,105	$573,422
U.S. Treasury Obligations - 10.9%,
U.S. Treasury Bonds
1.875%, 02/15/51	2,058,000	1,146,531
2.250%, 05/15/41	7,147,000	5,094,192
3.125%, 05/15/48	4,369,000	3,283,235
3.500%, 02/15/39	1,310,000	1,154,642
3.625%, 02/15/53	1,500,000	1,219,863
U.S. Treasury Notes
4.000%, 02/28/30	456,000	448,875

Total U.S. Treasury Obligations		12,347,338

Total U.S. Government and Agency Obligations (Cost $58,457,387)		51,278,488
Short-Term Investments - 1.4%
Joint Repurchase Agreements - 0.7%[6]
Daiwa Capital Markets America, dated 01/31/25, due 02/03/25, 4.350% total to be received $765,969 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 7.500%, 02/13/25 - 02/01/55, totaling $781,005)	765,691	765,691
Repurchase Agreements - 0.7%
Fixed Income Clearing Corp., dated 01/31/25, due 02/03/25, 4.100% total to be received $821,281 (collateralized by a U.S. Treasury Note, 4.250%, 03/15/27, totaling $837,507)	821,000	821,000

Total Short-Term Investments (Cost $1,586,691)		1,586,691
Total Investments - 99.9% (Cost $124,931,208)		113,467,941
Other Assets, less Liabilities - 0.1%		136,355
Net Assets - 100.0%		$113,604,296

[1]	Some of these securities, amounting to $2,063,188 or 1.8% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2025, the value of these securities amounted to $8,448,061 or 7.4% of net assets.
[3]	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at January 31, 2025. Rate will reset at a future date.
[4]	Variable rate security. The rate shown is based on the latest available information as of January 31, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
[5]	Perpetuity Bond. The date shown represents the next call date.
[6]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

CMT	Constant Maturity Treasury
DAC	Designated Activity Co.
FHLMC	Freddie Mac

AMG GW&K Core Bond ESG Fund
Schedule of Portfolio Investments (continued)
FNMA	Fannie Mae
GNMA	Ginnie Mae
MTN	Medium-Term Note
REMICS	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
STACR	Structured Agency Credit Risk
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of January 31, 2025:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Corporate Bonds and Notes†	—	$49,044,383	—	$49,044,383
Asset-Backed Securities	—	4,388,065	—	4,388,065
Mortgage-Backed Securities	—	3,294,145	—	3,294,145
Municipal Bonds	—	3,876,169	—	3,876,169
U.S. Government and Agency Obligations†	—	51,278,488	—	51,278,488
Short-Term Investments
Joint Repurchase Agreements	—	765,691	—	765,691
Repurchase Agreements	—	821,000	—	821,000
Total Investments in Securities	—	$113,467,941	—	$113,467,941

†	All corporate bonds and notes and U.S. government and agency obligations held in the Fund are Level 2 securities. For a detailed breakout of corporate bonds and notes and U.S. government and agency obligations by major industry or agency classification, please refer to the Fund’s Schedule of Portfolio Investments.
For the period ended January 31, 2025, there were no transfers in or out of Level 3.
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at January 31, 2025, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$2,063,188	$765,691	$1,373,070	$2,138,761
The following table summarizes the securities received as collateral for securities lending at January 31, 2025:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.125%-4.625%	04/15/25-08/15/49
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.